Subsequent Events (Details) R$ in Thousands				1 Months Ended		2 Months Ended			12 Months Ended
	Feb. 28, 2026 BRL (R$) shares	Sep. 06, 2025 BRL (R$)	Aug. 13, 2025 BRL (R$)	Feb. 28, 2026 BRL (R$) shares	Jan. 31, 2026 BRL (R$)	Feb. 28, 2026 BRL (R$) shares	Feb. 28, 2026 USD ($) shares	Nov. 30, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$)
Subsequent events [Line Itens]
Repayment of short-term borrowing									R$ 8,504,049	R$ 4,785,598
Short-term borrowing									R$ 2,436,846	R$ 4,521,503	R$ 189,427
Tresury shares | shares									24,119,000	12,044,000
Dividend paid		R$ 236,037	R$ 195,164					R$ 185,854	R$ 617,055	R$ 0	R$ 0
Share cancellation | shares									(23,930,000)
Controlling shareholders
Subsequent events [Line Itens]
Dividend paid		94,920	81,200					76,650
Third-party shareholders
Subsequent events [Line Itens]
Dividend paid		R$ 141,117	R$ 113,964					R$ 109,204
Major ordinary share transactions [member]
Subsequent events [Line Itens]
Share repurchase, number of shares | shares						2,970,972	2,970,972
Repurchase of treasury shares						R$ 162,203
Weight average repurchase share | $							$ 10.79
Share capital, shares | shares	290,677,709			290,677,709		290,677,709
Tresury shares | shares				11,158,370
Dividend paid	R$ 171,985			R$ 171,985
Share cancellation | shares				15,000,000
Major ordinary share transactions [member] | Controlling shareholders
Subsequent events [Line Itens]
Dividend paid				R$ 97,548
Major ordinary share transactions [member] | Third-party shareholders
Subsequent events [Line Itens]
Dividend paid				R$ 74,437
Major ordinary share transactions [member] | Share-based long-term incentive plan (LTIP)
Subsequent events [Line Itens]
Tresury shares | shares				2,784,488
Major ordinary share transactions [member] | Class A common shares [Member]
Subsequent events [Line Itens]
Share capital, shares | shares	170,218,201			170,218,201		170,218,201
Major ordinary share transactions [member] | Class B common shares [Member]
Subsequent events [Line Itens]
Share capital, shares | shares	120,459,508			120,459,508		120,459,508
Not later than one year [member] | Interest Rate CDI [Member] | Short-term borrowings [member]
Subsequent events [Line Itens]
Borrowings, interest rate	106.00%			106.00%		106.00%
Repayment of short-term borrowing					R$ 961,658
Short-term borrowing	R$ 620,690			R$ 620,690		R$ 620,690